Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis of Presentation

Basis of Presentation

The accompanying Consolidated Financial Statements include the financial position, results of operations and cash flows of NexCore Healthcare Capital Corp and our consolidated subsidiaries. The third-party equity interest in one consolidated subsidiary is reflected as a noncontrolling interest in the Consolidated Financial Statements. We also have a noncontrolling partnership interest in one unconsolidated joint venture, which is accounted for under the equity method. All significant intercompany amounts have been eliminated.

Basis of Presentation

The accompanying Consolidated Financial Statements include the financial position, results of operations and cash flows of the Company and its consolidated subsidiaries. The third-party equity interest in one consolidated subsidiary is reflected as noncontrolling interests in the Consolidated Financial Statements. We also have a noncontrolling partnership interest in one unconsolidated joint venture, which is accounted for under the equity method. All significant intercompany amounts have been eliminated.

Principles of Consolidation

Principles of Consolidation

We consolidate entities deemed to be voting interest entities if we own a majority of the voting interest. The equity method of accounting is used for investments in non-controlled affiliates in which we are able to exercise significant influence but not control. We also consolidate any variable interest entities (“VIEs”) in which we are determined to be the primary beneficiary. As of September 30, 2012 and December 31, 2011, and for the three and nine months ended September 30, 2012 and 2011, no VIEs were consolidated. We provide for noncontrolling interests in consolidated subsidiaries for which our ownership is less than 100%.

A VIE is an entity in which either (a) the equity investment at risk is not sufficient to permit the entity to finance its own activities without additional financial support or (b) the group of holders of the equity investment at risk lack certain characteristics of a controlling financial interest. The primary beneficiary is the entity that has the ability to control those activities that most significantly impact the entity’s economic performance and has the obligation to absorb a majority of the expected losses or the right to receive the majority of the residual returns. We continually evaluate whether entities in which we have an interest are VIEs and whether we are the primary beneficiary of any VIEs identified in our analysis.

Principles of Consolidation

The Company consolidates entities deemed to be voting interest entities if we own a majority of the voting interest. The equity method of accounting is used for investments in non-controlled affiliates in which the Company is able to exercise significant influence but not control. The Company also consolidates any variable interest entities (“VIEs”) in which the Company is determined to be the primary beneficiary. As of December 31, 2011 and 2010, no VIEs were consolidated. The Company provides for noncontrolling interests in consolidated subsidiaries for which the Company’s ownership is less than 100 percent.

A VIE is an entity in which either (a) the equity investment at risk is not sufficient to permit the entity to finance its own activities without additional financial support or (b) the group of holders of the equity investment at risk lack certain characteristics of a controlling financial interest. The primary beneficiary is the entity that has the ability to control those activities that most significantly impact the entity’s economic performance and has the obligation to absorb a majority of the expected losses or the right to receive the majority of the residual returns. The Company continually evaluates whether entities in which it has an interest are VIEs and whether the Company is the primary beneficiary of any VIEs identified in its analysis.

Reclassifications		Reclassifications Certain items in our Consolidated Financial Statements for 2010 have been reclassified to conform to the 2011 presentation.
Use of Estimates

Use of Estimates

The preparation of the Consolidated Financial Statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of the Consolidated Financial Statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the exit price or price at which an asset (in its highest and best use) would be sold or a liability assumed by an informed market participant in a transaction that is not distressed and is executed in the most advantageous market. Our fair value measurements are based on the assumptions that market participants would use to price the asset or liability. As a basis for considering market participant assumptions in fair value measurements, current guidance establishes that a fair value hierarchy exists that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions based on the best information available under the circumstances (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability that are typically based on management’s own assumptions, as there is little, if any, related observable market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Our financial instruments include accounts receivable, accounts payable and accrued liabilities. The carrying values of these financial instruments as of September 30, 2012 and December 31, 2011, respectively, are considered to be representative of their fair value due to the short maturity of these instruments.

Fair Value Measurements

Fair value is defined as the exit price or price at which an asset (in its highest and best use) would be sold or a liability assumed by an informed market participant in a transaction that is not distressed and is executed in the most advantageous market. Our fair value measurements are based on the assumptions that market participants would use to price the asset or liability. As a basis for considering market participant assumptions in fair value measurements, current guidance establishes that a fair value hierarchy exists that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions based on the best information available under the circumstances (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), that are observable at commonly quoted intervals, and the contracted sales price for assets held for sale. Level 3 inputs are unobservable inputs for the asset or liability that are typically based on management’s own assumptions, as there is little, if any, related observable market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities. The carrying values of these financial instruments as of December 31, 2011 and 2010, respectively, are considered to be representative of their fair value due to the short maturity of these instruments.

Assets and liabilities measured at fair value on a non-recurring basis that resulted from the business combination discussed in Note 3 are as follows:

	December 31, 2010
Description	Level 1	Level 2	Level 3	Total
Assets:
Real estate held for sale	$—	$—	$7,191,720	$7,191,720

The fair value of the real estate held for sale at December 31, 2010 was determined by using the future expected net cash flows on the sale of the property.

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. We continually monitor our positions with, and the credit quality of, the financial institutions with which we invest.

Cash and Cash Equivalents and Restricted Cash

We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. We continually monitor our positions with, and the credit quality of, the financial institutions with which we invest. As of December 31, 2010, we had restricted cash of $1,006,342 related to certain minimum balances the Company was required to maintain until the nine non-medical properties were transferred. See Note 3 for additional information. We had no restricted cash as of December 31, 2011.

Accounts Receivable

Accounts Receivable

Accounts receivable consists of amounts due from customers. We consider accounts more than 30 days old to be past due. We estimate our allowance for doubtful accounts based on specific customer balance collection issues identified. For the three and nine months ended September 30, 2012, no bad debt expense was recorded. For the three months ended September 30, 2011, we recovered bad debt expense of $1,629 which had been recorded earlier in 2011, and no bad debt expense was recorded for the nine months ended September 30, 2011. There was no allowance for doubtful accounts as of September 30, 2012 and December 31, 2011.

Accounts Receivable

Accounts receivable consists of amounts due from customers. The Company considers accounts more than 30 days old to be past due. The Company estimates its allowance for doubtful accounts based on specific customer balance collection issues identified. For the years ended December 31, 2011 and 2010, respectively, no bad debt expense was recorded. As of December 31, 2011 and 2010, respectively, there was no allowance for doubtful accounts.

Related to Silver Cross, we recognized an early-completion bonus and project savings revenue totaling approximately $2.6 million, part of which was unbilled as of December 31, 2011. We anticipate billing and collecting the project savings revenue during the first quarter of 2012, subsequent to finalization of minor construction items identified during the final building reviews and certain other requirements related to tenant acceptance.

Pre-Development Costs

Pre-Development Costs

In accordance with GAAP, as set forth in the Accounting Standards Codification (“ASC”), we have capitalized certain third-party costs related to prospective development projects that we consider likely to proceed. If we subsequently determine that the project is no longer likely to proceed or such costs are not recoverable, any related capitalized costs are expensed and recorded as “Direct costs of revenue” on the Consolidated Statement of Operations. Upon commencement of the project, any related capitalized costs are submitted for reimbursement from the owner of the project. These costs include, but are not limited to, legal fees, marketing costs, travel expenses, architectural and engineering fees, due diligence expenses and other direct costs. We do not capitalize any internal costs as pre-development costs.

Pre-Development Costs

In accordance with GAAP, as set forth in the Accounting Standards Codification (“ASC,”) the Company has capitalized certain third-party costs related to prospective development projects that we consider likely to proceed. If we subsequently determine that the project is no longer likely to proceed or such costs are not recoverable, any related capitalized costs are expensed and recorded as “Direct costs of revenue” on the Consolidated Statement of Operations. Upon commencement of the project, any related capitalized costs are submitted for reimbursement from the owner of the project. These costs include, but are not limited to, legal fees, marketing costs, travel expenses, architectural and engineering fees, due diligence expenses and other direct costs. The Company does not capitalize any internal costs as pre-development costs.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation or amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets, ranging from three to seven years. Leasehold improvements are amortized over the shorter of the expected life or term of the lease. Expenditures for repairs and maintenance are charged to expense when incurred. Expenditures for major renewals and betterments, which extend the useful lives of existing property and equipment, are capitalized and depreciated. Upon retirement or disposition of property and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the Consolidated Statement of Operations.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation or amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets, ranging from three to seven years. Leasehold improvements are amortized over the shorter of the expected life or term of the lease. Expenditures for repairs and maintenance are charged to expense when incurred. Expenditures for major renewals and betterments, which extend the useful lives of existing property and equipment, are capitalized and depreciated. Upon retirement or disposition of property and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the Consolidated Statement of Operations.

Real Estate Held for Sale	Real Estate Held for Sale All real estate held for sale as of December 31, 2010 was disposed of on March 25, 2011. See Note 3 for additional information.

Real Estate Held for Sale

We estimate the fair value of real estate using income and market valuation techniques using information such as broker estimates, purchase prices for recent transactions on comparable assets and net operating income capitalization analysis using observable and unobservable inputs such as capitalization rates, asset quality grading, geographic location analysis, and local supply and demand observations. All real estate held for sale at December 31, 2010 was disposed of on March 25, 2011. See Note 3 for additional information.

Investment in Unconsolidated Affiliate

Investment in Unconsolidated Affiliate

We account for our investment in unconsolidated affiliate under the equity method because we exercise significant influence over, but do not control, this entity. Under the equity method, this investment was initially recorded at cost and is subsequently adjusted to reflect our proportionate share of net earnings or losses of the unconsolidated affiliate, distributions received, contributions made and certain other adjustments, as appropriate. Such investment is included in “Investment in unconsolidated affiliate” in our Consolidated Balance Sheet. Distributions from these investments that are related to earnings from operations are included as operating activities and distributions that are related to capital transactions are included as investing activities in our Consolidated Statement of Cash Flows.

During the analysis of the investment, it was determined that the unconsolidated affiliate was a VIE. We determined the affiliate was a VIE based on several factors, including whether the affiliate’s total equity investment at risk upon inception was sufficient to finance the affiliate’s activities without additional subordinated financial support. We made judgments regarding the sufficiency of the equity at risk based first on a qualitative analysis, then a quantitative analysis. In a quantitative analysis, we incorporated various estimates, including estimated future cash flows, asset hold periods and discount rates, as well as estimates of the probabilities of various scenarios occurring. The determination of the appropriate accounting with respect to this VIE was based on the determination of the primary beneficiary. We determined we were not the primary beneficiary of the VIE as we do not have the ability to control those activities that most significantly impact the affiliate’s economic performance. As reconsideration events occur, we will reconsider our determination of whether an entity is a VIE and who the primary beneficiary is to determine if there is a change in the original determinations and will report such changes on a quarterly basis.

Investment in Unconsolidated Affiliate

We account for our investment in unconsolidated affiliate under the equity method because we exercise significant influence over, but do not control, this entity. Under the equity method, this investment is initially recorded at cost and is subsequently adjusted to reflect our proportionate share of net earnings or losses of the unconsolidated affiliate, distributions received, contributions made and certain other adjustments, as appropriate. Such investment is included in “Investment in unconsolidated affiliate” in our Consolidated Balance Sheet. Distributions from these investments that are related to earnings from operations are included as operating activities and distributions that are related to capital transactions are included as investing activities in our Consolidated Statement of Cash Flows.

During the analysis of the investment, it was determined that the unconsolidated affiliate was a VIE. The Company determined the affiliate was a VIE based on several factors, including whether the affiliate’s total equity investment at risk upon inception was sufficient to finance the affiliate’s activities without additional subordinated financial support. The Company made judgments regarding the sufficiency of the equity at risk based first on a qualitative analysis, then a quantitative analysis. In a quantitative analysis, the Company incorporated various estimates, including estimated future cash flows, asset hold periods and discount rates, as well as estimates of the probabilities of various scenarios occurring. The determination of the appropriate accounting with respect to our VIE was based on the determination of the primary beneficiary. We determined we were not the primary beneficiary of the VIE as we do not have the ability to control those activities that most significantly impact the affiliate’s economic performance and we will not absorb a majority of the affiliate’s expected losses or receive a majority of the affiliate’s expected residual returns or both. As reconsideration events occur, the Company will reconsider its determination of whether an entity is a VIE and who the primary beneficiary is to determine if there is a change in the original determinations and will report such changes on a quarterly basis.

Revenue Recognition

Revenue Recognition

Certain revenue arrangements require management judgments and estimates. Development fees are recognized over the life of a development project on the percentage-of-completion method where the circumstances are such that total profit can be estimated with reasonable accuracy and ultimate realization is reasonably assured. The percentage-of-completion method uses actual hours spent internally on the project compared to the total forecasted internal hours to be spent on the project as the best measure of progress. If estimates of total hours require adjustment, the impact on revenue is recognized prospectively in the period of adjustment. As of September 30, 2012 and December 31, 2011, we recorded an asset of $35,622 and $248,874, respectively, for revenue recognized in excess of billings which represents the difference between actual billed revenue and the revenue recognized using the percentage-of-completion method.

We source tenants and negotiate leases for buildings we manage and in return are paid leasing commissions and tenant consulting fees. This revenue is recognized based on each negotiated contract with the building owner or development contract and is recognized accordingly per the contracts as services are performed and certain development benchmarks are achieved, unless future contingencies exist.

Property and asset management fees are recognized monthly as services are performed, unless future obligations exist. Investor advisory and other fees are typically recognized at the culmination of a transaction such as a purchase or sale of a building.

Certain contractual arrangements for services provide for the delivery of multiple services. We evaluate revenue recognition for each service to be rendered under these arrangements using criteria according to GAAP regarding multiple-element arrangements. For services that meet the separability criteria, revenue is recognized separately. For services that do not meet these criteria, revenue is recognized on a combined basis.

In addition, in regard to development service contracts, the owner of the property will typically reimburse us for certain expenses that are incurred on behalf of the owner. We base the treatment of reimbursable expenses for financial reporting purposes upon the fee structure of the underlying contract. Contracts are accounted for on a net basis when the fee structure is comprised of at least two distinct elements, namely (i) a fixed management fee and (ii) a separate component that allows for expenses to be billed directly to the client. When accounting on a net basis, we include the fixed management fee in reported revenue and net the reimbursement against expenses. We base this accounting on the following factors, which defines us as an agent rather than a principal:

•	The property owner, with ultimate approval rights relating to the expenditures and bearing all of the economic costs of such expenditures, is determined to be the primary obligor in the arrangement;

•

Because the property owner is contractually obligated to fund all operating costs of the property from existing cash flow or direct funding from its building operating account, we bear little or no credit risk; and

•	We generally earn no margin on the reimbursement aspect of the arrangement, obtaining reimbursement only for actual costs incurred.

All of our service contracts are accounted for on a net basis

Revenue Recognition

Certain revenue arrangements require management judgments and estimates. Development fees are recognized over the life of a development project on the percentage-of-completion method where the circumstances are such that total profit can be estimated with reasonable accuracy and ultimate realization is reasonably assured. The percentage-of-completion method uses actual hours spent internally on the project compared to the total forecasted internal hours to be spent on the project. If estimates of total hours require adjustment, the impact on revenue is recognized prospectively in the period of adjustment. As of December 31, 2011 and December 31, 2010, the Company recorded an asset of $248,874 and $335,460, respectively, for revenue recognized in excess of billings which represents the difference between actual billable revenue and the revenue recognized using the percentage-of-completion method.

We source tenants and negotiate leases for buildings we manage and in return are paid leasing commissions and tenant consulting fees. This revenue is recognized based on each negotiated contract with the building owner or development contract and is recognized accordingly per the contracts as services are performed and certain development benchmarks are achieved, unless future contingencies exist.

Property and asset management fees are recognized monthly as services are performed, unless future obligations exist. Investor advisory and other fees are typically recognized at the culmination of a transaction such as a purchase or sale of a building.

Certain contractual arrangements for services provide for the delivery of multiple services. The Company evaluates revenue recognition for each service to be rendered under these arrangements using criteria according to GAAP regarding multiple-element arrangements. For services that meet the separability criteria, revenue is recognized separately. For services that do not meet these criteria, revenue is recognized on a combined basis.

In addition, in regard to development service contracts, the owner of the property will typically reimburse the Company for certain expenses that are incurred on behalf of the owner. The Company bases the treatment of reimbursable expenses for financial reporting purposes upon the fee structure of the underlying contract. Contracts are accounted for on a net basis when the fee structure is comprised of at least two distinct elements, namely (i) a fixed management fee and (ii) a separate component that allows for expenses to be billed directly to the client. When accounting on a net basis, the Company includes the fixed management fee in reported revenue and nets the reimbursement against expenses. The Company bases this accounting on the following factors, which defines the Company as an agent rather than a principal:

•	The property owner, with ultimate approval rights relating to the expenditures and bearing all of the economic costs of such expenditures, is determined to be the primary obligor in the arrangement;

•

Because the property owner is contractually obligated to fund all operating costs of the property from existing cash flow or direct funding from its building operating account, the Company bears little or no credit risk; and

•	The Company generally earns no margin in the reimbursement aspect of the arrangement, obtaining reimbursement only for actual costs incurred.

All of our service contracts are accounted for on a net basis.

Guaranties

Guaranties

A guarantor is required to recognize, at the inception of a guaranty, a liability for the fair value of the obligation undertaken in issuing the guaranty. Management continually evaluates guaranties made to determine if the guaranties meet the criteria required to record a liability. As of September 30, 2012 and December 31, 2011, respectively, our guaranties, referred to in Note 7, met the criteria to be recorded as liabilities; however, the amount was de minimus and no value has been recorded.

Guaranties

A guarantor is required to recognize, at the inception of a guaranty, a liability for the fair value of the obligation undertaken in issuing the guaranty. Management continually evaluates guaranties made to determine if the guaranties meet the criteria required to record a liability. As of December 31, 2011, our guaranties, referred to in Note 8, met the criteria to be recorded as liabilities; however, the amount was de minimus and no value was recorded.

Earnings Per Share

Earnings Per Share

Basic income per share is computed by dividing net income by the weighted average number of shares of common stock outstanding. Diluted income per share is determined by dividing the net income by the sum of (1) the weighted average number of common shares outstanding and (2) if not anti-dilutive, the effect of outstanding stock awards determined utilizing the treasury stock method.

The dilutive effect of the outstanding stock awards for the three months ended September 30, 2012 was 2,389,396. Stock awards to purchase 1,315,683 shares of our common stock (“Common Stock”) were excluded from the calculation of diluted income per share for the three months ended September 30, 2012 because their inclusion would have been anti-dilutive. The dilutive effect of the outstanding stock awards for the nine months ended September 30, 2012 was 2,367,042. Stock awards to purchase 1,247,380 shares of our Common Stock were excluded from the calculation of diluted income per share for the nine months ended September 30, 2012 because their inclusion would have been anti-dilutive.

There was no dilutive effect for the outstanding stock awards for the three and nine months ended September 30, 2011, respectively, as we reported a net loss for both periods.

Earnings Per Share

Basic income per share is computed by dividing net income by the weighted average number of shares of common stock outstanding. Diluted income per share is determined by dividing the net income by the sum of (1) the weighted average number of common shares outstanding and (2) if not anti-dilutive, the effect of outstanding stock awards determined utilizing the treasury stock method.

The dilutive effect of the outstanding stock awards for the years ended December 31, 2011 and 2010 was 1,321,049 and 103,429 shares, respectively. Stock awards to purchase 1,525,208 and 848,499 shares of the Company’s common stock (“Common Stock”) were excluded from the calculation of diluted income per share for the years ended December 31, 2011 and 2010, respectively.

Because the business combination on September 29, 2010 was accounted for as a reverse acquisition, the number of shares of Common Stock outstanding from the beginning of the applicable period to the acquisition date was computed on the basis of the weighted average number of partnership units of NexCore Group LP outstanding during the period multiplied by the exchange ratio established in the acquisition agreement, which was 5,880 shares for each partnership unit (the “Exchange Ratio.”) The weighted average number of shares used in the earnings per share calculations for the year ended December 31, 2010, was based on the historical weighted average number of partnership units outstanding multiplied by the Exchange Ratio. The number of shares of Common Stock outstanding from the acquisition date to the end of the applicable period is the actual number of shares of Common Stock of the Company outstanding during that period.

Noncontrolling Interests

Noncontrolling Interests

Noncontrolling interests are the portion of equity, or net assets, in a subsidiary that are not attributable to the controlling interest. As of September 30, 2012 and December 31, 2011, respectively, we owned 90% of the consolidated partnership, NexCore Group LP. NexCore Partners Inc owns the remaining 10%, which is classified as permanent equity in accordance with GAAP and is reflected as “Noncontrolling interests” in our Consolidated Balance Sheets. NexCore Partners Inc is wholly owned by Gregory C. Venn, Peter K. Kloepfer and Robert D. Gross, our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively.

Noncontrolling Interests

Noncontrolling interests are the portion of equity, or net assets, in a subsidiary that are not attributable to the controlling interest. As of December 31, 2011 and 2010, respectively, the Company owned 90% of the consolidated partnership, NexCore Group LP. NexCore Partners Inc. owns the remaining 10%, which is classified as permanent equity in accordance with GAAP and is reflected as “Noncontrolling interests” in our Consolidated Balance Sheets.

Income Taxes

Income Taxes

Deferred income taxes are provided for under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

We follow Financial Accounting Standards Board (“FASB”) issued guidance for accounting for uncertainty in income taxes, which clarifies the accounting and disclosure for uncertainty in tax positions and seeks to reduce the diversity in practice associated with certain aspects of the recognition and measurement related to accounting for income taxes. We have analyzed our various federal and state filing positions and consider our positions more likely than not to be sustained upon examination by the applicable taxing authorities based on the technical merits of the position.

Income Taxes

Deferred income taxes are provided for under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

The Company follows Financial Accounting Standards Board (“FASB”) issued guidance for accounting for uncertainty in income taxes, which clarifies the accounting and disclosure for uncertainty in tax positions and seeks to reduce the diversity in practice associated with certain aspects of the recognition and measurement related to accounting for income taxes. We have analyzed our various federal and state filing positions and consider our positions more like than not to be sustained upon examination by the applicable taxing authorities based on the technical merits of the position.

As discussed in Note 3, NexCore Group LP was deemed the accounting acquirer in the business combination with CapTerra Financial Group, Inc. and their historical results through the date of the acquisition are presented in the accompanying Consolidated Financial Statements. During 2009 and through the date of the business combination, NexCore Group LP was a partnership and was not subject to Federal and state income taxes. Its members were liable for income taxes based on their interest in NexCore Group LP. Accordingly, the financial statements do not reflect Federal and state income tax liabilities or benefits for these periods.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”), which amends current guidance to result in common fair value measurement and disclosures between accounting principles generally accepted in the United States and International Financial Reporting Standards. The amendments explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. ASU No. 2011-04 clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable inputs. The amendments in ASU No. 2011-04 are effective for interim and annual periods beginning after December 15, 2011. The adoption of the provisions of ASU No. 2011-04 did not have a material impact on our Consolidated Financial Statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Presentation of Comprehensive Income” (“ASU No. 2011-05”), which improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income (“OCI”) by eliminating the option to present components of OCI as part of the statement of changes in stockholders’ equity. The amendments in this standard require that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently in December 2011, the FASB issued Accounting Standards Update No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income” (“ASU No. 2011-12”), which indefinitely defers the requirement in ASU No. 2011-05 to present on the face of the financial statements reclassification adjustments for items that are reclassified from OCI to net income in the statement(s) where the components of net income and the components of OCI are presented. The amendments in these standards do not change the items that must be reported in OCI, when an item of OCI must be reclassified to net income, or change the option for an entity to present components of OCI gross or net of the effect of income taxes. The amendments in ASU No. 2011-05 and ASU No. 2011-12 are effective for interim and annual periods beginning after December 15, 2011 and are to be applied retrospectively. The adoption of the provisions of ASU No. 2011-05 and ASU No. 2011-12 did not have a material impact on our Consolidated Financial Statements.

Recently Adopted Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU No. 2011-04”), which amends current guidance to result in common fair value measurement and disclosures between accounting principles generally accepted in the United States and International Financial Reporting Standards. The amendments explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. ASU No. 2011-04 clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable inputs. The amendments in ASU No. 2011-04 are effective for interim and annual periods beginning after December 15, 2011. The Company does not believe that the adoption of the provisions of ASU No. 2011-04 will have a material impact on the Company’s Consolidated Financial Statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Presentation of Comprehensive Income” (“ASU No. 2011-05”), which improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income (“OCI”) by eliminating the option to present components of OCI as part of the statement of changes in stockholders’ equity. The amendments in this standard require that all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently in December 2011, the FASB issued Accounting Standards Update No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income” (“ASU No. 2011-12”), which indefinitely defers the requirement in ASU No. 2011-05 to present on the face of the financial statements reclassification adjustments for items that are reclassified from OCI to net income in the statement(s) where the components of net income and the components of OCI are presented. The amendments in these standards do not change the items that must be reported in OCI, when an item of OCI must be reclassified to net income, or change the option for an entity to present components of OCI gross or net of the effect of income taxes. The amendments in ASU No. 2011-05 and ASU No. 2011-12 are effective for interim and annual periods beginning after December 15, 2011 and are to be applied retrospectively. The adoption of the provisions of ASU No. 2011-05 and ASU No. 2011-12 will not have a material impact on the Company’s Consolidated Financial Statements.

Interim Financial Information and Reclassifications

Interim Financial Information and Reclassifications

The accompanying unaudited Consolidated Financial Statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) and with the instructions to Form 10-Q and Article 10 of Regulation S-X for interim financial information. Accordingly, these statements do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, the accompanying unaudited Consolidated Financial Statements include all adjustments, consisting of normal recurring items, necessary for their fair presentation in conformity with GAAP. Interim results are not necessarily indicative of results for a full year. The information included in this Form 10-Q should be read in conjunction with our audited Consolidated Financial Statements as of December 31, 2011 and related notes thereto as filed on Form 10-K on March 30, 2012. Certain items in our Consolidated Financial Statements for the three and nine months ended September 30, 2011 have been reclassified to conform to the current presentation.